10-Q Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Investments	Investments
The following table summarizes the amortized cost and fair value of the Company’s fixed maturity securities, all of which are classified as available for sale:

		Gross Unrealized
As of June 30, 2024	Amortized Cost	Gains	Losses	Fair Value
	($ in thousands)
Fixed maturity securities
U.S. government and government agency	$298,225	$50	$(495)	$297,780
State and municipal	56,978	—	(5,472)	51,506
Commercial mortgage-backed securities	41,970	19	(1,083)	40,906
Residential mortgage-backed securities	148,670	827	(5,637)	143,860
Asset-backed securities	54,650	100	(858)	53,892
Corporate	121,289	63	(3,097)	118,255
Total	$721,782	$1,059	$(16,642)	$706,199

		Gross Unrealized
As of December 31, 2023	Amortized Cost	Gains	Losses	Fair Value
	($ in thousands)
Fixed maturity securities
U.S. government and government agency	$252,294	$579	$(332)	$252,541
State and municipal	55,984	—	(5,264)	50,720
Commercial mortgage-backed securities	26,573	29	(1,166)	25,436
Residential mortgage-backed securities	79,032	680	(5,010)	74,702
Asset-backed securities	42,964	32	(963)	42,033
Corporate	112,166	80	(3,054)	109,192
Total	$569,013	$1,400	(15,789)	$554,624
a)Contractual Maturity of Fixed Maturity Securities
The amortized cost and fair value of fixed maturity securities at June 30, 2024 and December 31, 2023, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers may have the right to call or prepay obligations.

As of June 30, 2024	Amortized Cost	Fair Value
	($ in thousands)
Fixed maturity securities
Due in one year or less	$191,050	$190,739
Due after one year through five years	221,169	217,001
Due after five years through ten years	46,896	44,858
Due after ten years	17,377	14,943
	476,492	467,541
Commercial mortgage-backed securities	41,970	40,906
Residential mortgage-backed securities	148,670	143,860
Asset-backed securities	54,650	53,892
Total	$721,782	$706,199

As of December 31, 2023	Amortized Cost	Fair Value
	($ in thousands)
Fixed maturity securities
Due in one year or less	$254,656	$254,443
Due after one year through five years	122,274	118,585
Due after five years through ten years	27,145	25,265
Due after ten years	16,369	14,160
	420,444	412,453
Commercial mortgage-backed securities	26,573	25,436
Residential mortgage-backed securities	79,032	74,702
Asset-backed securities	42,964	42,033
Total	$569,013	$554,624
b)Net Investment Income
The components of net investment income were derived from the following sources:

	Three Months Ended June 30,
	2024	2023
	($ in thousands)
U.S. government and government agency	$3,836	$656
State and municipal	388	388
Commercial mortgage-backed securities	468	363
Residential mortgage-backed securities	1,920	246
Asset-backed securities	(33)	894
Corporate	1,071	893
Short-term investments	103	208
Cash and cash equivalents	1,204	511
Gross investment income	8,957	4,159
Investment expenses	(180)	(111)
Net investment income	$8,777	$4,048

	Six Months Ended June 30,
	2024	2023
	($ in thousands)
U.S. government and government agency	7,523	$938
State and municipal	775	775
Commercial mortgage-backed securities	842	628
Residential mortgage-backed securities	2,164	462
Asset-backed securities	1,040	1,493
Corporate	2,003	1,589
Short-term investments	215	631
Cash and cash equivalents	2,219	1,096
Gross investment income	16,781	7,612
Investment expenses	(344)	(211)
Net investment income	$16,437	$7,401
c)Net Realized Investment Gains (Losses)
There were $1.9 thousand net realized investment gains (losses) for the three and six months ended June 30, 2024 from the sale of investments and nil for the three and six months ended June 30, 2023.
d)Restricted Assets
The Company is required to maintain assets as collateral in trust accounts to support the obligations of the AmFam Quota Share Agreement. The assets held in trust include fixed maturity securities, short-term investments and restricted cash and cash equivalents. The Company is entitled to interest income earned on these restricted assets, which is included in net investment income in the Condensed Consolidated Statements of Income and Comprehensive Income.
The following table summarizes the value of the Company’s restricted assets disclosed in the Condensed Consolidated Balance Sheets:

As of	June 30, 2024	December 31, 2023
	($ in thousands)
U.S. government and government agency	$224,415	$142,297
State and municipal	19,428	19,585
Commercial mortgage-backed securities	20,781	9,333
Residential mortgage-backed securities	77,507	35,313
Asset-backed securities	33,330	23,798
Corporate	59,189	49,632
Restricted fixed maturity securities	434,650	279,958
Restricted short-term investments	12,712	4,864
Restricted cash and cash equivalents	18,494	1,698
Restricted assets	$465,856	$286,520
e)Gross Unrealized Losses
The following table summarizes available for sale securities in an unrealized loss position, the fair value and gross unrealized loss by length of time the security has been in a continual unrealized loss position:

	Less than 12 Months		12 Months or Greater		Total
As of June 30, 2024	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	($ in thousands)
Fixed maturity securities
U.S. government and government agency	$212,928	$(336)	$20,055	$(159)	$232,983	$(495)
State and municipal	1,026	(4)	50,480	(5,468)	51,506	(5,472)
Commercial mortgage-backed securities	9,883	(98)	18,364	(985)	28,247	(1,083)
Residential mortgage-backed securities	49,110	(284)	40,197	(5,353)	89,307	(5,637)
Asset-backed securities	15,946	(81)	23,614	(777)	39,560	(858)
Corporate	34,712	(220)	76,048	(2,877)	110,760	(3,097)
Total	$323,605	$(1,023)	$228,758	$(15,619)	$552,363	$(16,642)

	Less than 12 Months		12 Months or Greater		Total
As of December 31, 2023	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	($ in thousands)
Fixed maturity securities
U.S. government and government agency	$48,598	$(69)	$10,970	$(263)	$59,568	$(332)
State and municipal	2,992	(14)	47,728	(5,250)	50,720	(5,264)
Commercial mortgage-backed securities	2,485	(53)	18,423	(1,113)	20,908	(1,166)
Residential mortgage-backed securities	17,536	(609)	31,502	(4,401)	49,038	(5,010)
Asset-backed securities	16,253	(71)	18,491	(892)	34,744	(963)
Corporate	24,976	(173)	62,733	(2,881)	87,709	(3,054)
Total	$112,840	$(989)	$189,847	$(14,800)	$302,687	$(15,789)
All of the securities in an unrealized loss position are rated investment grade. For fixed maturity securities that management does not intend to sell or are required to sell, there is no portion of the decline in value that is considered to be due to credit factors that would be recognized in earnings. Declines in value are considered to be due to non-credit factors and are recognized in Other Comprehensive Income.
The Company has evaluated its fixed maturity securities in an unrealized loss position and concluded that the unrealized losses are due primarily to temporary market and sector-related factors rather than to issuer-specific factors. None of these securities are delinquent or in default under financial covenants. Based on the assessment of these issuers, the Company expects them to continue to meet their contractual payment obligations as they become due.
Investments
The following table summarizes the amortized cost and fair value of the Company’s fixed maturity securities, all of which are classified as available for sale:

		Gross Unrealized
As of December 31, 2023	Amortized Cost	Gains	Losses	Fair Value
	($ in thousands)
Fixed maturity securities
U.S. government and government agency	$252,294	$579	$(332)	$252,541
State and municipal	55,984	—	(5,264)	50,720
Commercial mortgage-backed securities	26,573	29	(1,166)	25,436
Residential mortgage-backed securities	79,032	680	(5,010)	74,702
Asset-backed securities	42,964	32	(963)	42,033
Corporate	112,166	80	(3,054)	109,192
Total	$569,013	$1,400	$(15,789)	$554,624

		Gross Unrealized
As of December 31, 2022	Amortized Cost	Gains	Losses	Fair Value
	($ in thousands)
Fixed maturity securities
U.S. government and government agency	$31,192	$1	$(614)	$30,579
State and municipal	56,305	—	(7,247)	49,058
Commercial mortgage-backed securities	19,725	—	(1,456)	18,269
Residential mortgage-backed securities	50,965	55	(5,346)	45,674
Asset-backed securities	26,645	4	(1,589)	25,060
Corporate	73,182	3	(4,937)	68,248
Total	$258,014	$63	$(21,189)	$236,888
a)Contractual Maturity of Fixed Maturity Securities
The amortized cost and fair value of fixed maturity securities at December 31, 2023 and 2022, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because certain issuers may have the right to call or prepay obligations.

As of December 31, 2023	Amortized Cost	Fair Value
	($ in thousands)
Fixed maturity securities
Due in one year or less	$254,656	$254,443
Due after one year through five years	122,274	118,585
Due after five years through ten years	27,145	25,265
Due after ten years	16,369	14,160
	420,444	412,453
Commercial mortgage-backed securities	26,573	25,436
Residential mortgage-backed securities	79,032	74,702
Asset-backed securities	42,964	42,033
Total	$569,013	$554,624

As of December 31, 2022	Amortized Cost	Fair Value
	($ in thousands)
Fixed maturity securities
Due in one year or less	$22,231	$22,020
Due after one year through five years	90,486	84,457
Due after five years through ten years	27,263	24,250
Due after ten years	20,699	17,158
	160,679	147,885
Commercial mortgage-backed securities	19,725	18,269
Residential mortgage-backed securities	50,965	45,674
Asset-backed securities	26,645	25,060
Total	$258,014	$236,888
b)Net Investment Income
The components of net investment income were derived from the following sources:

Years Ended December 31,	2023	2022
	($ in thousands)
U.S. government and government agency	$4,673	$255
State and municipal	1,550	1,052
Commercial mortgage-backed securities	1,381	479
Residential mortgage-backed securities	962	661
Asset-backed securities	3,708	730
Corporate	3,448	1,128
Short-term investments	943	371
Cash and cash equivalents	3,190	313
Gross investment income	19,855	4,989
Investment expenses	(484)	(264)
Net investment income	$19,371	$4,725
c)Net Realized Investment Gains or Losses
There were no net realized gains or losses from the sale of investments for the years ended December 31, 2023 and 2022.
d)Restricted Assets
The Company is required to maintain assets in trust accounts to support the obligations of the 100.0% Quota Share Agreement with AmFam, a related party of the Company. The assets held in trust include fixed maturity securities, short-term investments and restricted cash and cash equivalents, as collateral for transactions with AmFam. The Company is entitled to interest income earned on these restricted assets, which is included in net investment income in the Consolidated Statements of Income and Comprehensive Income (Loss).
The following table summarizes the value of the Company’s restricted assets disclosed in the Consolidated Balance Sheet:

As of December 31,	2023	2022
	($ in thousands)
U.S. government and government agency	$142,297	$13,932
State and municipal	19,585	18,972
Commercial mortgage-backed securities	9,333	6,715
Residential mortgage-backed securities	35,313	19,570
Asset-backed securities	23,798	7,343
Corporate	49,632	24,777
Restricted fixed maturity securities	279,958	91,309
Restricted short-term investments	4,864	24,699
Restricted cash and cash equivalents	1,698	15,992
Restricted assets	$286,520	$132,000
e)Gross Unrealized Losses
The following table summarizes available for sale securities in an unrealized loss position, the fair value and gross unrealized loss by length of time the security has been in a continual unrealized loss position:

	Less than 12 Months		12 Months or Greater		Total
As of December 31, 2023	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	($ in thousands)
Fixed maturity securities
U.S. government and government agency	$48,598	$(69)	$10,970	$(263)	$59,568	$(332)
State and municipal	2,992	(14)	47,728	(5,250)	50,720	(5,264)
Commercial mortgage-backed securities	2,485	(53)	18,423	(1,113)	20,908	(1,166)
Residential mortgage-backed securities	17,536	(609)	31,502	(4,401)	49,038	(5,010)
Asset-backed securities	16,253	(71)	18,491	(892)	34,744	(963)
Corporate	24,976	(173)	62,733	(2,881)	87,709	(3,054)
Total	$112,840	$(989)	$189,847	$(14,800)	$302,687	$(15,789)

	Less than 12 Months		12 Months or Greater		Total
As of December 31, 2022	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	($ in thousands)
Fixed maturity securities
U.S. government and government agency	$21,895	$(419)	$4,854	$(195)	$26,749	$(614)
State and municipal	41,036	(5,253)	8,022	(1,994)	49,058	(7,247)
Commercial mortgage-backed securities	14,323	(915)	2,024	(541)	16,347	(1,456)
Residential mortgage-backed securities	24,988	(1,407)	19,729	(3,939)	44,717	(5,346)
Asset-backed securities	10,747	(533)	11,310	(1,056)	22,057	(1,589)
Corporate	38,756	(2,362)	29,044	(2,575)	67,800	(4,937)
Total	$151,745	$(10,889)	$74,983	$(10,300)	$226,728	$(21,189)
All of the securities in an unrealized loss position are rated investment grade. For fixed maturity securities that management does not intend to sell or be required to sell, there is no portion of the decline in value that is considered to be due to credit factors that would be recognized in earnings. Declines in value are considered to be due to non-credit factors and are recognized in Other Comprehensive Income (Loss).
The Company has evaluated its fixed maturity securities in an unrealized loss position and concluded that the unrealized losses are due primarily to temporary market and sector-related factors rather than to issuer-specific factors. None of these securities are delinquent or in default under financial covenants. Based on the assessment of these issuers, the Company expects them to continue to meet their contractual payment obligations as they become due.